Columbia Variable Portfolio – U.S. Government Mortgage Fund
Third Quarter Report
September 30, 2024 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Variable Portfolio – U.S. Government Mortgage Fund, September 30, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Asset-Backed Securities - Non-Agency 5.4%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ACM Auto Trust(a)
Series 2023-2A Class A
06/20/2030	7.970%	720,326	725,029
Apidos CLO XXVIII(a),(b)
Series 2017-28A Class B
3-month Term SOFR + 1.962% Floor 1.700% 01/20/2031	7.244%	4,125,000	4,126,295
Carlyle Global Market Strategies CLO Ltd.(a),(b)
Series 2013-3A Class BR
3-month Term SOFR + 1.962% Floor 1.700% 10/15/2030	7.263%	2,750,000	2,751,818
Series 2013-4A Class BRR
3-month Term SOFR + 1.682% Floor 1.420% 01/15/2031	6.983%	6,500,000	6,503,751
Lendingpoint Asset Securitization Trust(a)
Series 2022-C Class A
02/15/2030	6.560%	106,273	106,291
Madison Park Funding XVIII Ltd.(a),(b)
Series 2015-18A Class CRR
3-month Term SOFR + 2.162% Floor 1.900% 10/21/2030	7.444%	8,000,000	8,007,952
Marlette Funding Trust(a)
Series 2023-2A Class A
06/15/2033	6.040%	114,398	114,448
OZLM XI Ltd.(a),(b)
Series 2015-11A Class A2R
3-month Term SOFR + 2.012% 10/30/2030	7.267%	3,000,000	3,004,002
Pagaya AI Debt Grantor Trust(a)
Subordinated Series 2024-5 Class C
10/15/2031	7.270%	1,999,638	2,030,267
Subordinated Series 2024-6 Class B
11/15/2031	6.589%	2,899,255	2,945,512
Pagaya AI Debt Trust(a)
Series 2022-5 Class A
06/17/2030	8.096%	1,017,742	1,028,902
Subordinated Series 2022-1 Class B
10/15/2029	3.344%	1,787,548	1,771,541
Palmer Square Loan Funding Ltd.(a),(b)
Series 2021-4A Class B
3-month Term SOFR + 2.012% Floor 1.750% 10/15/2029	7.313%	5,250,000	5,254,851
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
RR 3 Ltd.(a),(b)
Series 2014-14A Class A2R2
3-month Term SOFR + 1.662% Floor 1.400% 01/15/2030	6.963%	3,750,000	3,753,596
Sound Point IV-R CLO Ltd.(a),(b)
Series 2013-3RA Class B
3-month Term SOFR + 2.012% Floor 1.750% 04/18/2031	7.291%	5,000,000	5,000,825
Theorem Funding Trust(a)
Series 2022-3A Class A
04/15/2029	7.600%	648,621	653,633
Upstart Pass-Through Trust(a)
Series 2021-ST2 Class A
04/20/2027	2.500%	163,370	160,782
Upstart Securitization Trust(a)
Subordinated Series 2021-4 Class B
09/20/2031	1.840%	599,523	595,479
Total Asset-Backed Securities — Non-Agency (Cost $48,276,018)			48,534,974

Commercial Mortgage-Backed Securities - Agency 3.2%

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates(c)
Series K063 Class A2
01/25/2027	3.430%	4,362,000	4,310,408
Federal National Mortgage Association(c)
Series 2018-M7 Class A2
03/25/2028	3.129%	22,499,459	21,904,784
Government National Mortgage Association(c),(d)
Series 2019-102 Class IB
03/16/2060	0.835%	6,525,632	336,960
Series 2019-118 Class IO
06/16/2061	0.811%	7,843,812	379,441
Series 2019-131 Class IO
07/16/2061	0.803%	12,577,903	721,223
Series 2019-134 Class IO
08/16/2061	0.651%	8,316,404	358,296
Series 2019-139 Class IO
11/16/2061	0.671%	8,957,764	391,131
Series 2020-19 Class IO
12/16/2061	0.718%	8,654,769	421,940
Series 2020-3 Class IO
02/16/2062	0.615%	9,606,904	394,728
Total Commercial Mortgage-Backed Securities - Agency (Cost $35,664,915)			29,218,911

Columbia Variable Portfolio – U.S. Government Mortgage Fund  | 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – U.S. Government Mortgage Fund, September 30, 2024 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency 2.8%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Braemar Hotels & Resorts Trust(a),(b)
Subordinated Series 2018-PRME Class D
1-month Term SOFR + 1.847% Floor 1.925% 06/15/2035	7.011%	3,500,000	3,458,112
Credit Suisse Mortgage Capital Certificates OA LLC(a)
Subordinated Series 2014-USA Class E
09/15/2037	4.373%	3,700,000	1,862,950
Hilton USA Trust(a)
Subordinated Series 2016-SFP Class E
11/05/2035	5.519%	1,000,000	120,000
Hilton USA Trust(a),(e)
Subordinated Series 2016-SFP Class F
11/05/2035	0.000%	2,000,000	100,062
Home Partners of America Trust(a)
Subordinated Series 2021-2 Class B
12/17/2026	2.302%	8,648,010	8,183,647
Morgan Stanley Capital I Trust(a),(c)
Series 2019-MEAD Class D
11/10/2036	3.283%	2,917,500	2,705,776
Progress Residential Trust(a)
Series 2022-SFR1 Class A
02/17/2041	2.709%	4,963,994	4,603,206
SFO Commercial Mortgage Trust(a),(b)
Series 2021-555 Class A
1-month Term SOFR + 1.264% Floor 1.150% 05/15/2038	6.362%	2,350,000	2,232,610
Wells Fargo Commercial Mortgage Trust(a),(b)
Subordinated Series 2017-SMP Class D
1-month Term SOFR + 1.822% Floor 1.650% 12/15/2034	6.919%	3,000,000	1,537,916
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $31,694,344)			24,804,279

Residential Mortgage-Backed Securities - Agency 109.8%

Fannie Mae REMICS
CMO Series 2018-7 Class CD
02/25/2048	3.000%	8,866,559	8,109,037
Fannie Mae REMICS(b),(d)
CMO Series 2023-34 Class S
-1.0 x 30-day Average SOFR + 6.086% Cap 6.200% 10/25/2048	0.805%	11,038,612	1,553,633
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.
08/01/2035- 11/01/2051	2.000%	36,488,548	31,654,295
06/01/2039- 06/01/2053	5.000%	8,692,897	8,727,976
08/01/2041- 05/01/2053	4.500%	14,103,220	13,953,254
10/01/2041- 12/01/2052	4.000%	36,495,308	35,552,150
07/01/2042- 08/01/2052	3.500%	40,527,900	38,409,204
11/01/2042- 08/01/2052	3.000%	53,552,067	49,016,064
02/01/2051- 03/01/2052	2.500%	37,481,809	32,831,612
07/01/2053	5.500%	7,429,481	7,517,569
Federal Home Loan Mortgage Corp.(b)
12-month Term SOFR + 1.621% Cap 11.180% 01/01/2037	5.871%	18,869	19,427
12-month Term SOFR + 1.910% Cap 10.449% 09/01/2037	7.660%	50,126	51,567
Federal Home Loan Mortgage Corp.(b),(d)
CMO Series 264 Class S1
-1.0 x 30-day Average SOFR + 5.836% Cap 5.950% 07/15/2042	0.494%	2,918,069	345,984
CMO Series 318 Class S1
-1.0 x 30-day Average SOFR + 5.836% Cap 5.950% 11/15/2043	0.494%	5,963,330	673,645
CMO Series 4286 Class NS
-1.0 x 30-day Average SOFR + 5.786% Cap 5.900% 12/15/2043	0.444%	2,034,669	277,627
CMO Series 4594 Class SA
-1.0 x 30-day Average SOFR + 5.836% Cap 5.950% 06/15/2046	0.494%	4,699,885	733,887
CMO Series 4965 Class KS
-1.0 x 30-day Average SOFR + 5.736% Cap 5.850% 04/25/2050	0.455%	2,808,807	367,322
CMO Series 4987 Class KS
-1.0 x 30-day Average SOFR + 6.194% Cap 6.080% 06/25/2050	0.685%	5,881,677	963,152
Columbia Variable Portfolio – U.S. Government Mortgage Fund  | 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – U.S. Government Mortgage Fund, September 30, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 4993 Class MS
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 07/25/2050	0.655%	7,399,100	1,239,381
CMO STRIPS Series 309 Class S4
-1.0 x 30-day Average SOFR + 5.856% Cap 5.970% 08/15/2043	0.513%	1,676,088	183,173
CMO STRIPS Series 326 Class S1
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 03/15/2044	0.544%	694,723	78,195
Federal Home Loan Mortgage Corp.(d)
CMO Series 266
07/15/2042	4.000%	1,744,985	289,127
CMO Series 267
08/15/2042	4.000%	1,400,462	234,500
CMO Series 4139 Class CI
05/15/2042	3.500%	798,626	57,712
CMO Series 4147 Class CI
01/15/2041	3.500%	520,999	9,583
CMO Series 4177 Class IY
03/15/2043	4.000%	3,417,251	500,596
Federal Home Loan Mortgage Corp.(c),(d)
CMO Series 4068 Class GI
09/15/2036	0.783%	1,150,562	110,578
Federal Home Loan Mortgage Corp. REMICS
CMO Series 204378 Class ZB
08/15/2044	3.000%	6,763,635	6,227,462
CMO Series 204763 Class ZW
08/15/2047	4.000%	6,281,688	6,055,592
Federal Home Loan Mortgage Corp. REMICS(b),(d)
CMO Series 4983 Class SY
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 05/25/2050	0.705%	14,002,769	2,004,061
CMO Series 5345 Class SE
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 01/15/2048	0.544%	18,751,816	2,483,886
Federal Home Loan Mortgage Corp. REMICS(d)
CMO Series 5105 Class ID
05/25/2051	3.000%	9,340,874	1,590,109
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association
03/01/2027- 01/01/2052	2.500%	80,082,381	71,402,888
03/01/2027- 05/01/2052	3.500%	55,693,004	52,980,011
05/01/2027- 11/01/2050	3.000%	63,170,696	58,174,423
06/01/2036- 03/01/2052	2.000%	58,916,178	50,117,974
12/01/2037- 09/01/2053	5.000%	15,396,249	15,520,275
05/01/2039- 08/01/2047	4.500%	2,712,027	2,727,030
11/01/2043- 08/01/2052	4.000%	37,391,842	36,478,264
07/01/2054	6.000%	12,975,281	13,331,378
CMO Series 2017-72 Class B
09/25/2047	3.000%	2,126,380	1,977,858
Federal National Mortgage Association(b)
6-month Term SOFR + 1.383% Floor 1.383%, Cap 9.383% 02/01/2033	6.758%	7,044	7,053
12-month Term SOFR + 1.694% Floor 1.694%, Cap 8.944% 12/01/2033	6.069%	909	932
12-month Term SOFR + 1.585% Floor 1.585%, Cap 9.154% 06/01/2034	7.335%	11,068	11,213
Federal National Mortgage Association(f)
12/01/2050	2.000%	22,438,978	18,682,728
Federal National Mortgage Association(c)
CMO Series 2003-W11 Class A1
06/25/2033	7.720%	531	539
Federal National Mortgage Association(c),(d)
CMO Series 2006-5 Class N1
08/25/2034	0.000%	1,241,872	12
Federal National Mortgage Association(d)
CMO Series 2012-129 Class IC
01/25/2041	3.500%	452,846	12,053
CMO Series 2012-144 Class HI
07/25/2042	3.500%	736,526	64,997
CMO Series 2012-40 Class IP
09/25/2040	4.000%	1,411,373	62,798
CMO Series 2013-1 Class AI
02/25/2043	3.500%	831,990	120,675
CMO Series 2013-10 Class AI
11/25/2041	3.500%	2,135,103	95,361
CMO Series 2013-16
01/25/2040	3.500%	262,337	3,336
CMO Series 2020-55 Class MI
08/25/2050	2.500%	10,108,783	1,629,805

Columbia Variable Portfolio – U.S. Government Mortgage Fund  | 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – U.S. Government Mortgage Fund, September 30, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2021-3 Class TI
02/25/2051	2.500%	36,656,277	6,123,563
Federal National Mortgage Association(b),(d)
CMO Series 2012-99 Class SL
-1.0 x 30-day Average SOFR + 6.506% Cap 6.620% 09/25/2042	1.225%	3,430,906	462,571
CMO Series 2014-93 Class ES
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 01/25/2045	0.755%	2,049,151	315,288
CMO Series 2016-37 Class SA
-1.0 x 30-day Average SOFR + 5.736% Cap 5.850% 06/25/2046	0.455%	2,795,769	346,199
CMO Series 2016-42 Class SB
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 07/25/2046	0.605%	7,224,146	895,088
CMO Series 2017-3 Class SA
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 02/25/2047	0.605%	5,186,786	718,361
CMO Series 2017-51 Class SC
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 07/25/2047	0.755%	5,430,505	679,307
CMO Series 2017-72 Class S
-1.0 x 30-day Average SOFR + 3.836% Cap 2.750% 09/25/2047	0.000%	12,498,770	675,639
CMO Series 2017-90 Class SP
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 11/25/2047	0.755%	2,860,019	446,864
CMO Series 2019-33 Class SB
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 07/25/2049	0.655%	8,405,104	1,072,217
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-34 Class SM
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 07/25/2049	0.655%	7,063,011	981,957
CMO Series 2020-40 Class LS
-1.0 x 30-day Average SOFR + 5.966% Cap 6.080% 06/25/2050	0.685%	8,467,026	1,430,952
Federal National Mortgage Association REMICS(b),(d)
CMO Series 2016-1 Class SJ
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 02/25/2046	0.755%	7,114,395	917,463
Federal National Mortgage Association REMICS
CMO Series 2016-23 Class Z
04/25/2046	3.500%	5,457,647	5,114,849
Federal National Mortgage Association REMICS(d)
CMO Series 2021-13 Class IO
03/25/2051	3.000%	6,469,873	1,104,769
CMO Series 2021-54 Class LI
04/25/2049	2.500%	9,984,817	1,359,145
Freddie Mac REMICS
CMO Series 5104 Class LH
06/25/2049	2.000%	2,844,208	2,407,298
Freddie Mac REMICS(d)
CMO Series 5177 Class PI
12/25/2051	2.500%	11,633,558	1,312,319
Freddie Mac REMICS(b),(d)
CMO Series 5371 Class S
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 08/15/2048	0.594%	12,124,193	1,661,219
Government National Mortgage Association
08/20/2040	5.000%	1,505,411	1,542,243
07/20/2041	4.500%	2,006,573	2,030,554
04/20/2051- 05/20/2051	2.500%	19,817,880	17,071,213
08/20/2052	4.000%	7,943,370	7,659,336
CMO Series 2024-30 Class TQ
02/20/2064	5.000%	8,594,185	8,612,249
CMO Series 2024-80 Class DT
05/20/2064	3.000%	7,287,908	6,555,618
CMO Series 2024-80 Class PT
05/20/2064	3.500%	10,380,206	9,583,385
Government National Mortgage Association(f)
04/20/2048	4.500%	3,508,365	3,510,855
Columbia Variable Portfolio – U.S. Government Mortgage Fund  | 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – U.S. Government Mortgage Fund, September 30, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Government National Mortgage Association(d)
CMO Series 2012-121 Class PI
09/16/2042	4.500%	1,181,201	163,772
CMO Series 2014-131 Class EI
09/16/2039	4.000%	1,658,592	112,283
CMO Series 2020-138 Class IN
09/20/2050	2.500%	6,036,387	824,681
CMO Series 2020-138 Class JI
09/20/2050	2.500%	15,145,432	2,138,952
CMO Series 2020-191 Class UC
12/20/2050	4.000%	9,782,948	1,977,988
CMO Series 2021-1 Class IB
01/20/2051	2.500%	10,024,220	1,449,625
CMO Series 2021-1 Class QI
01/20/2051	2.500%	11,593,094	1,639,627
CMO Series 2021-122 Class HI
11/20/2050	2.500%	7,939,790	1,009,139
CMO Series 2021-142 Class IX
08/20/2051	2.500%	11,284,542	1,551,626
CMO Series 2021-146 Class IK
08/20/2051	3.500%	9,728,643	1,865,502
CMO Series 2021-158 Class VI
09/20/2051	3.000%	8,223,542	1,319,243
CMO Series 2021-159 Class IP
09/20/2051	3.000%	6,207,152	991,933
CMO Series 2021-175 Class IJ
10/20/2051	3.000%	10,403,013	1,749,383
CMO Series 2021-228 Class IJ
12/20/2051	2.500%	12,282,942	1,874,636
CMO Series 2021-27 Class IN
02/20/2051	2.500%	6,757,696	975,689
CMO Series 2021-67 Class GI
04/20/2051	3.000%	9,925,384	1,685,686
CMO Series 2021-8 Class BI
01/20/2051	2.500%	11,024,582	1,610,331
CMO Series 2021-8 Class IO
01/20/2051	3.000%	17,758,829	2,902,139
Government National Mortgage Association(b),(d)
CMO Series 2014-131 Class BS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 09/16/2044	0.989%	1,798,292	272,744
CMO Series 2017-170 Class QS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 11/20/2047	1.125%	2,776,848	359,291
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2018-1 Class SA
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 01/20/2048	1.125%	1,965,094	269,269
CMO Series 2018-105 Class SA
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 08/20/2048	1.125%	2,446,114	288,043
CMO Series 2018-139 Class KS
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 10/20/2048	1.075%	4,161,016	523,779
CMO Series 2018-147 Class SA
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 10/20/2048	1.125%	5,140,744	679,165
CMO Series 2018-155 Class LS
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 11/20/2048	1.075%	3,471,599	424,052
CMO Series 2018-21 Class WS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 02/20/2048	1.125%	3,238,126	493,134
CMO Series 2018-36 Class SG
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 03/20/2048	1.125%	16,306,513	2,419,983
CMO Series 2018-40 Class SC
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 03/20/2048	1.125%	1,679,674	214,923
CMO Series 2018-63 Class HS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 04/20/2048	1.125%	2,420,737	308,310
CMO Series 2018-94 Class SA
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 05/20/2048	1.125%	3,272,477	495,639

Columbia Variable Portfolio – U.S. Government Mortgage Fund  | 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – U.S. Government Mortgage Fund, September 30, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2018-97 Class MS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 07/20/2048	1.125%	2,765,814	324,760
CMO Series 2019-117 Class SA
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 09/20/2049	1.025%	7,119,578	1,079,470
CMO Series 2019-23 Class SQ
1-month Term SOFR + 6.164% Cap 6.050% 02/20/2049	0.975%	3,101,411	445,715
CMO Series 2019-43 Class SE
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 04/20/2049	1.025%	5,626,371	676,770
CMO Series 2019-52 Class AS
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 04/16/2049	0.839%	7,327,669	1,244,732
CMO Series 2019-92 Class SD
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 07/20/2049	1.025%	14,049,471	1,978,168
CMO Series 2020-104 Class SA
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 07/20/2050	1.125%	5,951,248	849,558
CMO Series 2020-125 Class SD
-1.0 x 1-month Term SOFR + 6.136% Cap 6.250% 08/20/2050	1.175%	7,358,904	1,101,855
CMO Series 2020-133 Class SK
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 09/20/2050	1.225%	13,069,874	2,104,807
CMO Series 2020-77 Class GS
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 05/20/2049	0.975%	7,202,119	836,302
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2020-79 Class S
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 06/20/2050	1.025%	6,393,640	1,008,369
CMO Series 2021-117 Class ES
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 07/20/2051	1.225%	11,755,429	1,860,938
CMO Series 2021-161 Class SM
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 09/20/2051	1.225%	12,103,775	1,868,065
CMO Series 2021-193 Class ES
30-day Average SOFR + 1.700% 11/20/2051	0.000%	68,743,697	250,619
CMO Series 2021-46 Class SE
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 03/20/2051	1.225%	12,144,537	1,746,416
CMO Series 2022-126 Class SN
-1.0 x 30-day Average SOFR + 5.970% Cap 5.970% 07/20/2052	0.625%	12,571,812	1,445,913
CMO Series 2022-128 Class SD
-1.0 x 30-day Average SOFR + 5.980% Cap 5.980% 07/20/2052	0.635%	12,009,819	1,239,022
CMO Series 2022-135 Class SC
-1.0 x 30-day Average SOFR + 6.050% Cap 6.050% 08/20/2052	0.705%	11,407,979	1,406,969
CMO Series 2022-152 Class SA
-1.0 x 30-day Average SOFR + 6.050% Cap 6.050% 09/20/2052	0.705%	19,459,944	2,180,076
CMO Series 2022-190 Class CS
-1.0 x 30-day Average SOFR + 6.050% Cap 6.050% 11/20/2049	0.975%	13,703,054	1,662,522
Columbia Variable Portfolio – U.S. Government Mortgage Fund  | 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – U.S. Government Mortgage Fund, September 30, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2023-100 Class KS
-1.0 x 30-day Average SOFR + 6.850% Cap 6.850% 07/20/2053	1.505%	16,072,139	1,886,053
CMO Series 2023-100 Class SC
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 09/20/2049	0.975%	17,510,882	1,964,961
CMO Series 2023-113 Class HS
1-month Term SOFR + 5.936% Cap 6.050% 09/20/2049	0.975%	19,591,565	2,624,214
CMO Series 2023-115 Class SG
-1.0 x 30-day Average SOFR + 5.700% Cap 5.700% 08/20/2053	0.355%	21,757,954	1,378,149
CMO Series 2023-140 Class LS
-1.0 x 30-day Average SOFR + 6.450% Cap 6.450% 09/20/2053	1.105%	13,928,347	967,694
CMO Series 2023-141 Class SQ
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 12/20/2049	0.975%	12,591,938	1,741,101
CMO Series 2023-17 Class NS
-1.0 x 30-day Average SOFR + 6.150% Cap 6.150% 02/20/2053	0.805%	14,738,924	1,593,720
CMO Series 2023-17 Class SY
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 05/20/2050	0.975%	14,150,863	1,905,797
CMO Series 2023-47 Class AS
-1.0 x 30-day Average SOFR + 6.350% Cap 6.350% 03/20/2053	1.005%	9,590,191	901,625
CMO Series 2023-65 Class HS
-1.0 x 30-day Average SOFR + 6.150% Cap 6.150% 05/20/2053	0.805%	19,272,318	1,890,042
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2023-81 Class SB
-1.0 x 30-day Average SOFR + 6.050% Cap 6.050% 06/20/2053	0.705%	8,263,407	775,156
CMO Series 2024-64 Class DS
-1.0 x 30-day Average SOFR + 5.400% Cap 5.400% 04/20/2054	0.055%	20,579,544	1,368,443
CMO Series 2024-79 Class SH
-1.0 x 30-day Average SOFR + 7.250% Cap 7.250% 05/20/2054	1.905%	8,798,674	1,491,663
CMO Series 2024-95 Class SW
-1.0 x 30-day Average SOFR + 5.400% Cap 5.400% 06/20/2054	0.055%	9,969,600	750,669
Government National Mortgage Association(b)
CMO Series 2023-140 Class JS
-2.5 x 30-day Average SOFR + 16.050% Cap 16.050% 09/20/2053	2.749%	1,571,724	1,565,841
Government National Mortgage Association TBA(g)
10/21/2054	3.000%	17,000,000	15,500,527
10/21/2054	4.000%	10,000,000	9,667,669
10/21/2054	4.500%	40,000,000	39,494,564
Uniform Mortgage-Backed Security TBA(g)
10/15/2054	2.000%	20,000,000	16,531,228
10/15/2054	3.500%	58,256,536	54,246,591
10/15/2054	4.000%	26,000,000	24,967,369
10/15/2054	4.500%	23,000,000	22,609,622
10/15/2054	5.000%	32,000,000	31,978,750
10/15/2054	5.500%	7,000,000	7,081,056
10/15/2054	6.000%	25,000,000	25,550,723
Total Residential Mortgage-Backed Securities - Agency (Cost $1,045,460,185)			988,148,324

Residential Mortgage-Backed Securities - Non-Agency 3.4%

Arroyo Mortgage Trust(a),(c)
CMO Series 2019-3 Class M1
10/25/2048	4.204%	1,740,000	1,515,567
Bellemeade Re Ltd.(a),(b)
CMO Series 2022-1 Class M1A
30-day Average SOFR + 1.750% Floor 1.750% 01/26/2032	7.013%	57,276	57,295

Columbia Variable Portfolio – U.S. Government Mortgage Fund  | 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – U.S. Government Mortgage Fund, September 30, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CHNGE Mortgage Trust(a),(c)
CMO Series 2022-1 Class A1
01/25/2067	3.007%	2,876,246	2,761,606
CMO Series 2022-2 Class A1
03/25/2067	3.757%	3,212,905	3,150,990
CMO Series 2023-3 Class A1
07/25/2058	7.100%	3,149,843	3,212,638
Citigroup Mortgage Loan Trust, Inc.(a),(c)
CMO Series 2014-A Class B2
01/25/2035	5.459%	564,864	560,918
Citigroup Mortgage Loan Trust, Inc.(a)
CMO Series 2015-RP2 Class B2
01/25/2053	4.250%	1,616,479	1,579,229
Credit Suisse Mortgage Trust(a),(c)
CMO Series 2021-NQM1 Class A2
05/25/2065	0.994%	906,331	806,760
Ellington Financial Mortgage Trust(a),(c)
CMO Series 2019-2 Class M1
11/25/2059	3.469%	1,200,000	1,093,185
Freddie Mac Structured Agency Credit Risk Debt Notes(a),(b)
CMO Series 2022-DNA2 Class M1B
30-day Average SOFR + 2.400% 02/25/2042	7.680%	3,500,000	3,580,829
GCAT LLC(a),(c)
CMO Series 2021-CM1 Class A1
04/25/2065	2.469%	606,292	578,220
GCAT Trust(a),(c)
CMO Series 2022-NQM2 Class A3
02/25/2067	4.210%	2,688,742	2,584,427
Home Re Ltd.(a),(b)
Subordinated CMO Series 2022-1 Class M1A
30-day Average SOFR + 2.850% 10/25/2034	8.130%	435,035	435,808
Legacy Mortgage Asset Trust(a),(c)
CMO Series 2021-GS1 Class A1
10/25/2066	4.892%	3,345,637	3,399,179
Mello Mortgage Capital Acceptance(a),(c)
CMO Series 2024-SD1 Class M1
04/25/2054	4.000%	1,600,000	1,495,442
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
New Residential Mortgage Loan Trust(a),(c),(d)
CMO Series 2014-1A Class AIO
01/25/2054	2.222%	7,400,989	367,519
Pretium Mortgage Credit Partners(a),(c)
CMO Series 2022-NPL1 Class A1
01/25/2052	2.981%	1,420,997	1,414,139
SG Residential Mortgage Trust(a),(c)
CMO Series 2019-3 Class M1
09/25/2059	3.526%	2,200,000	2,181,522
Stanwich Mortgage Loan Co. LLC(a),(c)
CMO Series 2021-NPB1 Class A1
10/16/2026	2.735%	215,473	215,276
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $30,774,580)			30,990,549

Call Option Contracts Purchased 0.2%
Value ($)
(Cost $951,600)	1,392,558

Put Option Contracts Purchased 0.0%

(Cost $592,250)	48,524

Money Market Funds 2.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.123%(h),(i)	21,187,768	21,185,650
Total Money Market Funds (Cost $21,183,660)		21,185,650
Total Investments in Securities (Cost: $1,214,597,552)		1,144,323,769
Other Assets & Liabilities, Net		(244,552,640)
Net Assets		899,771,129
At September 30, 2024, securities and/or cash totaling $6,848,084 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 5-Year Note	715	12/2024	USD	78,566,212	26,020	—

Columbia Variable Portfolio – U.S. Government Mortgage Fund  | 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – U.S. Government Mortgage Fund, September 30, 2024 (Unaudited)
Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Long Bond	(147)	12/2024	USD	(18,255,562)	3,432	—
U.S. Treasury 10-Year Note	(158)	12/2024	USD	(18,056,438)	63,306	—
U.S. Treasury 10-Year Note	(1,912)	12/2024	USD	(218,505,750)	—	(37,894)
U.S. Treasury 2-Year Note	(88)	12/2024	USD	(18,325,313)	—	(66,868)
U.S. Treasury Ultra Bond	(27)	12/2024	USD	(3,593,531)	32,435	—
Total					99,173	(104,762)

Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Goldman Sachs International to receive exercise rate and pay SOFR	Goldman Sachs International	USD	14,000,000	14,000,000	3.25	08/19/2025	429,100	377,840
5-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	25,000,000	25,000,000	4.00	05/07/2025	522,500	1,014,718
Total							951,600	1,392,558

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Goldman Sachs International to receive SOFR and pay exercise rate	Goldman Sachs International	USD	20,000,000	20,000,000	4.50	04/16/2025	471,000	48,522
5-Year OTC interest rate swap with Morgan Stanley to receive SOFR and pay exercise rate	Morgan Stanley	USD	25,000,000	25,000,000	4.50	10/02/2024	121,250	2
Total							592,250	48,524

Credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 7 BBB-	Morgan Stanley	01/17/2047	3.000	Monthly	31.840	USD	1,146,493	(208,853)	573	—	(56,821)	—	(151,459)
* Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At September 30, 2024, the total value of these securities amounted to $104,329,802, which represents 11.60% of total net assets.

(b)	Variable rate security. The interest rate shown was the current rate as of September 30, 2024.
(c)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of September 30, 2024.

(d)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(e)	Represents a security in default.
(f)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.

Columbia Variable Portfolio – U.S. Government Mortgage Fund  | 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – U.S. Government Mortgage Fund, September 30, 2024 (Unaudited)
Notes to Portfolio of Investments (continued)
(g)	Represents a security purchased on a when-issued basis.
(h)	The rate shown is the seven-day current annualized yield at September 30, 2024.
(i)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.123%
	29,956,017	170,821,173	(179,592,415)	875	21,185,650	979	1,173,552	21,187,768
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal Securities
TBA	To Be Announced
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Variable Portfolio – U.S. Government Mortgage Fund  | 2024

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
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